Shareholder Fees {- Bond Index Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Bond Index Portfolio Initial, Service, Service 2 PRO-06 | Bond Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)